Document and Entity Information	12 Months Ended
Feb. 29, 2012
Entity Registrant Name	TAL Education Group
Entity Central Index Key	0001499620
Document Type	20-F
Document Period End Date	Feb. 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A Common shares
Entity Common Stock, Shares Outstanding	45,277,044
Class B Common shares
Entity Common Stock, Shares Outstanding	109,681,000